THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value

Brazil — 4.0%
Diagnosticos da America	133,000	$1,624,779
Petroleo Brasileiro ADR	395,156	4,832,758
Rumo *	1,285,633	4,919,269

		11,376,806

Burkina Faso — 0.4%
Endeavour Mining	56,648	1,217,774
Endeavour Mining	808	17,301

		1,235,075

Chile — 1.5%
Antofagasta	54,766	1,086,045
Sociedad Quimica y Minera de Chile ADR	65,997	3,123,638

		4,209,683

China — 19.5%
Akeso *	184,000	1,484,397
Alibaba Health Information Technology *	724,000	1,605,398
Baidu ADR *	18,883	3,850,244
Bilibili ADR *	24,273	2,957,422
Bilibili, Cl Z *	36,080	4,441,559
China Southern Airlines *	3,972,000	2,465,286
DiDi Global ADR	27,935	391,090
Ginlong Technologies, Cl A	42,670	1,192,643
Huazhu Group ADR *	100,785	5,322,456
LONGi Green Energy Technology, Cl A	189,660	2,607,680
Meituan, Cl B *	254,100	10,483,545
Sangfor Technologies, Cl A	126,056	5,062,178
Shenzhen Kangtai Biological Products, Cl A	161,600	3,726,470
Songcheng Performance Development, Cl A	1,150,600	2,991,601
Tuya ADR *	26,828	657,286
Wingtech Technology, Cl A	205,500	3,081,808
Yuan Longping High-tech Agriculture, Cl A	1,239,400	3,076,705

		55,397,768

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Congo, Democratic Republic — 1.3%
Ivanhoe Mines, Cl A *	502,802	$3,634,077

Ghana — 0.8%
Tullow Oil *	2,924,906	2,402,538

Greece — 0.5%
Eurobank Ergasias Services and Holdings *	1,480,125	1,491,991

Hong Kong — 10.8%
Country Garden Services Holdings	644,000	6,957,590
Galaxy Entertainment Group	812,900	6,505,628
Geely Automobile Holdings	1,585,000	4,990,214
Huazhu Group *	131,500	705,264
Ping An Insurance Group of China	591,500	5,792,486
Tencent Holdings	75,795	5,699,863

		30,651,045

India — 11.9%
Hindustan Unilever	63,299	2,104,545
Housing Development Finance	162,439	5,409,352
ICICI Lombard General Insurance	124,960	2,634,364
InterGlobe Aviation	122,426	2,827,920
Maruti Suzuki India	14,456	1,461,723
Reliance Industries	292,088	8,294,034
SBI Cards & Payment Services *	286,477	3,740,041
Tata Consultancy Services	161,682	7,277,648

		33,749,627

Kazakhstan — 0.3%
NAC Kazatomprom JSC GDR	23,834	691,186
NAC Kazatomprom JSC GDR (LSE)	1,106	34,404

		725,590

Kuwait — 1.6%
Delivery Hero *	34,057	4,499,253

Mexico — 2.4%
Cemex ADR	823,368	6,916,291

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Peru — 1.0%
Hochschild Mining	663,357	$1,405,743
Pan American Silver	55,300	1,579,921

		2,985,664

Philippines — 0.6%
Monde Nissin *	5,013,600	1,696,705

Russia — 4.9%
Fix Price Group GDR *	163,977	1,434,799
Rosneft Oil PJSC	450,730	3,522,979
Sberbank of Russia PJSC ADR	313,597	5,207,278
Sberbank of Russia PJSC ADR	13,288	221,777
Yandex, Cl A *	48,899	3,459,604

		13,846,437

Saudi Arabia — 1.2%
Saudi National Bank	226,315	3,475,828

South Africa — 5.8%
FirstRand	1,526,537	5,729,291
Gold Fields ADR	437,879	3,897,123
Sibanye Stillwater	1,622,850	6,780,652

		16,407,066

South Korea — 10.9%
LG Chemical	5,925	4,472,095
NAVER	16,205	6,007,715
NCSoft	3,169	2,307,490
Samsung Biologics *	4,080	3,046,912
Samsung Electro-Mechanics	22,108	3,474,773
Samsung Electronics	102,596	7,352,038
SK Hynix	38,429	4,350,839

		31,011,862

Taiwan — 8.4%
MediaTek	197,660	6,824,546
Taiwan Semiconductor Manufacturing	745,304	15,915,868

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Taiwan Semiconductor Manufacturing ADR	9,461	$1,136,834

		23,877,248

Vietnam — 1.8%
Hoa Phat Group JSC	1,560,130	3,490,906
Vincom Retail JSC *	1,172,893	1,617,977

		5,108,883

Zambia — 5.0%
First Quantum Minerals	618,053	14,259,690

TOTAL COMMON STOCK
(Cost $208,093,804)		268,959,127

PREFERRED STOCK — 5.2%

Brazil — 2.7%
Banco Bradesco (A)	1,520,370	7,799,022

Chile — 1.0%
Sociedad Quimica y Minera de Chile (A)	56,807	2,699,485

South Korea — 1.5%
Samsung Electronics (A)	65,233	4,269,123

TOTAL PREFERRED STOCK
(Cost $11,289,120)		14,767,630

TOTAL INVESTMENTS— 99.8%
(Cost $219,382,924)		$283,726,757

Percentages are based on Net Assets of $284,312,484.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LSE	London Stock Exchange
PJSC	Public Joint Stock Company

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2021 (Unaudited)

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0800